WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
WARRANTS (Tables) [Line Items]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]	A summary of activity related to the Company’s warrant activity for the period from December 31, 2009 through March 31, 2014 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining
	Number	Exercise Price	Contractual
	Outstanding	Per Share	Life (Years)
Outstanding at December 31, 2009	-	-	-
Granted	13,000,000	0.024	2.62
Exercised	-	-	-
Canceled/forfeited/expired	-	-	-
Outstanding at December 31, 2010	13,000,000	0.024	2.62
Granted	2,250,000	0.10	5.00
Exercised	-	-	-
Canceled/forfeited/expired	-	-	-
Outstanding at December 31, 2011	15,250,000	0.037	3.75	(1)
Granted	4,800,000	0.10	5.00
Exercised	(500,000)	0.05	-
Canceled/forfeited/expired	-	-	-
Outstanding at December 31, 2012	19,550,000	0.045	2.75	(1)
Granted	4,000,000	0.04	5.00
Exercised	-	-	-
Canceled/forfeited/expired	-	-	-
Outstanding at December 31, 2013	23,550,000	0.045	4.75	(2)
Granted	-	-	-
Exercised	-	-	-
Canceled/forfeited/expired	-	-	-
Outstanding at March 31, 2014	23,550,000	0.045	4.75	(2)

(1) Pursuant to a January 26, 2011 amendment to the Ruby Mine Option Agreement whereby the term of the warrants issued to Ruby Development Company were extended to December 30, 2018.

(2) Primary reason for change related to a November 19, 2013 amendment to the Ruby Mine Option Agreement whereby the term of the warrants issued to Ruby Development Company were extended to December 30, 2018.
A summary of activity related to the Company’s warrant activity for the period from December 31, 2009 through December 31, 2013 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining
	Number	Exercise Price	Contractual
	Outstanding	Per Share	Life (Years)
Outstanding at December 31, 2009	-	-	-
Granted	13,000,000	0.024	2.62
Exercised	-	-	-
Canceled/forfeited/expired	-	-	-
Outstanding at December 31, 2010	13,000,000	0.024	2.62
Granted	2,250,000	0.10	5.00
Exercised	-	-	-
Canceled/forfeited/expired	-	-	-
Outstanding at December 31, 2011	15,250,000	0.037	3.75	(1)
Granted	4,800,000	0.10	5.00
Exercised	(500,000)	0.05	-
Canceled/forfeited/expired	-	-	-
Outstanding at December 31, 2012	19,550,000	0.045	2.75	(1)
Granted	4,000,000	0.04	5.00
Exercised	-	-	-
Canceled/forfeited/expired	-	-	-
Outstanding at December 31, 2013	23,550,000	0.045	4.75	(2)
(1) Pursuant to a January 26, 2011 amendment to the Ruby Mine Option Agreement whereby the term of the warrants issued to Ruby Development Company were extended to December 30, 2018.
(2) Primary reason for change related to a November 19, 2013 amendment to the Ruby Mine Option Agreement whereby the term of the warrants issued to Ruby Development Company were extended to December 30, 2018.

Ruby Development Co September 27, 2010 [Member] | Ruby Developement Company [Member]
WARRANTS (Tables) [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]	Ten million warrants were issued to Ruby Development Company on September 27, 2010 as a part of the purchase option agreement for the Ruby Mine. The fair value of the warrants of $149,896 was capitalized related to this issuance. On January 26, 2011, the Ruby Mine purchase option was amended, and the term of said warrants was increased from two years to 5 years, and the fair value of the warrants was increased by $2,519 to $152,415. This value was calculated via the Black-Scholes model. The key inputs for the initial valuation are shown below.

Stock Price on Measurement Date	$0.015
Exercise Price of Warrants	$0.02
Term of Warrants (years)	2.26
Computed Volatility	440%
Annual Dividends	0.00%
Discount Rate	0.44%

Schedule of Derivative Instruments [Table Text Block]	Ten million warrants were issued to Ruby Development Company on September 27, 2010 as a part of the purchase option agreement for the Ruby Mine. The fair value of the warrants of $149,896 was capitalized related to this issuance. On January 26, 2011, the Ruby Mine purchase option was amended, and the term of said warrants was increased from two years to 5 years, and the fair value of the warrants was increased by $2,519 to $152,415. This value was calculated via the Black-Scholes model. The key inputs for the initial valuation are shown below.

Stock Price on Measurement Date	$0.015
Exercise Price of Warrants	$0.02
Term of Warrants (years)	2.26
Computed Volatility	440%
Annual Dividends	0.00%
Discount Rate	0.44%

Tangiers Investors LP September 27, 2010 [Member] | Tangiers Investors, LP [Member]
WARRANTS (Tables) [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]	Two and a half million warrants were issued to Tangiers Investors, LP on September 27, 2010 that were attached to a convertible promissory note agreement for $50,000. The fair value of 1,500,000 of the warrants of $22,475 was recorded as a discount on the convertible note payable upon issuance. The remaining 1,000,000 warrants had a fair value of $14,195. $9,965 was recorded as an additional discount related to these warrants based on the contingency resulting in their issuance being resolved, and the remaining undiscounted portion of the convertible note being equal to $9,965. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.015
Exercise Price of Warrants	$0.05
Term of Warrants (years)	5.00
Computed Volatility	440%
Annual Dividends	0.00%
Discount Rate	1.31%

Schedule of Derivative Instruments [Table Text Block]	Two and a half million warrants were issued to Tangiers Investors, LP on September 27, 2010 that were attached to a convertible promissory note agreement for $50,000. The fair value of 1,500,000 of the warrants of $22,475 was recorded as a discount on the convertible note payable upon issuance. The remaining 1,000,000 warrants had a fair value of $14,195. $9,965 was recorded as an additional discount related to these warrants based on the contingency resulting in their issuance being resolved, and the remaining undiscounted portion of the convertible note being equal to $9,965. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.015
Exercise Price of Warrants	$0.05
Term of Warrants (years)	5.00
Computed Volatility	440%
Annual Dividends	0.00%
Discount Rate	1.31%

Tangier Investors December 30, 2010 [Member] | Tangiers Investors, LP [Member]
WARRANTS (Tables) [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]	Five hundred thousand warrants were issued to Tangiers Investors, LP on December 30, 2010 that were attached to a convertible promissory note agreement for $50,000. The fair value of 500,000 of the warrants of $14,195 was recorded as a discount on the convertible note payable upon issuance. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.029
Exercise Price of Warrants	$0.05
Term of Warrants (years)	5.00
Computed Volatility	375%
Annual Dividends	0.00%
Discount Rate	2.06%

Schedule of Derivative Instruments [Table Text Block]	Five hundred thousand warrants were issued to Tangiers Investors, LP on December 30, 2010 that were attached to a convertible promissory note agreement for $50,000. The fair value of 500,000 of the warrants of $14,195 was recorded as a discount on the convertible note payable upon issuance. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.029
Exercise Price of Warrants	$0.05
Term of Warrants (years)	5.00
Computed Volatility	375%
Annual Dividends	0.00%
Discount Rate	2.06%

Ruby Development Co April, 22, 2011 [Member] | Ruby Developement Company [Member]
WARRANTS (Tables) [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]	Two million warrants were issued to Ruby Development Company on April 22, 2011 as a part of an amendment to the purchase option agreement for the Ruby Mine. The fair value of the warrants of $219,940 was capitalized related to this issuance. This value was calculated via the Black-Scholes model. The key inputs for the initial valuation are shown below.

Stock Price on Measurement Date	$0.11
Exercise Price of Warrants	$0.10
Term of Warrants (years)	5.00
Computed Volatility	324%
Annual Dividends	0.00%
Discount Rate	2.12%

Schedule of Derivative Instruments [Table Text Block]	Two million warrants were issued to Ruby Development Company on April 22, 2011 as a part of an amendment to the purchase option agreement for the Ruby Mine. The fair value of the warrants of $219,940 was capitalized related to this issuance. This value was calculated via the Black-Scholes model. The key inputs for the initial valuation are shown below.

Stock Price on Measurement Date	$0.11
Exercise Price of Warrants	$0.10
Term of Warrants (years)	5.00
Computed Volatility	324%
Annual Dividends	0.00%
Discount Rate	2.12%

Tangiers Investors LP, December 29, 2011 [Member] | Tangiers Investors, LP [Member]
WARRANTS (Tables) [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]	250,000 warrants were issued to Tangiers Investors, LP on December 29, 2011 that were attached to a convertible promissory note agreement for $25,000. The fair value of the warrants of $20,568 was recorded as a discount to the related debt. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.08
Exercise Price of Warrants	$0.115
Term of Warrants (years)	5.00
Computed Volatility	158%
Annual Dividends	0.00%
Discount Rate	0.83%

Schedule of Derivative Instruments [Table Text Block]	250,000 warrants were issued to Tangiers Investors, LP on December 29, 2011 that were attached to a convertible promissory note agreement for $25,000. The fair value of the warrants of $20,568 was recorded as a discount to the related debt. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.08
Exercise Price of Warrants	$0.115
Term of Warrants (years)	5.00
Computed Volatility	158%
Annual Dividends	0.00%
Discount Rate	0.83%

Tangiers Investors LP February 2, 2012 [Member] | Tangiers Investors, LP [Member]
WARRANTS (Tables) [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]	500,000 warrants were issued to Tangiers Investors, LP on February 2, 2012 as part of a loan agreement for $100,000. The fair value of the warrants was $52,779. The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.12
Exercise Price of Warrants	$0.13
Term of Warrants (years)	5.00
Computed Volatility	157%
Annual Dividends	0.00%
Discount Rate	1.04%

Schedule of Derivative Instruments [Table Text Block]	500,000 warrants were issued to Tangiers Investors, LP on February 2, 2012 as part of a loan agreement for $100,000. The fair value of the warrants was $52,779. The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.12
Exercise Price of Warrants	$0.13
Term of Warrants (years)	5.00
Computed Volatility	157%
Annual Dividends	0.00%
Discount Rate	1.04%

Ruby Development Co March 6, 2012 [Member] | Ruby Developement Company [Member]
WARRANTS (Tables) [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]	Two million warrants were issued to Ruby Development Company on March 6, 2012 in consideration for reducing monthly mortgage payments for the Ruby Mine. The fair value of the warrants of $175,047 was expensed related to this issuance. This value was calculated via the Black-Scholes model. The key inputs for the initial valuation are shown below.

Stock Price on Measurement Date	$0.095
Exercise Price of Warrants	$0.09
Term of Warrants (years)	5.00
Computed Volatility	155%
Annual Dividends	0.00%
Discount Rate	0.83%

Schedule of Derivative Instruments [Table Text Block]	Two million warrants were issued to Ruby Development Company on March 6, 2012 in consideration for reducing monthly mortgage payments for the Ruby Mine. The fair value of the warrants of $175,047 was expensed related to this issuance. This value was calculated via the Black-Scholes model. The key inputs for the initial valuation are shown below.

Stock Price on Measurement Date	$0.095
Exercise Price of Warrants	$0.09
Term of Warrants (years)	5.00
Computed Volatility	155%
Annual Dividends	0.00%
Discount Rate	0.83%

Tangiers Investors LP March 15, 2012 [Member] | Tangiers Investors, LP [Member]
WARRANTS (Tables) [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]	500,000 warrants were issued to Tangiers Investors, LP on March 15, 2012 as part of a loan agreement for $75,000. The fair value of the warrants was $45,268. The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.098
Exercise Price of Warrants	$0.09
Term of Warrants (years)	5.00
Computed Volatility	155%
Annual Dividends	0.00%
Discount Rate	1.33%

Schedule of Derivative Instruments [Table Text Block]	500,000 warrants were issued to Tangiers Investors, LP on March 15, 2012 as part of a loan agreement for $75,000. The fair value of the warrants was $45,268. The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.098
Exercise Price of Warrants	$0.09
Term of Warrants (years)	5.00
Computed Volatility	155%
Annual Dividends	0.00%
Discount Rate	1.33%

Tangiers Investors LP May 16, 2012 [Member] | Tangiers Investors, LP [Member]
WARRANTS (Tables) [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]	150,000 warrants were issued to Tangiers Investors, LP on May 16, 2012 as part of a loan agreement for $50,000. The fair value of the warrants was $9,411. The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.07
Exercise Price of Warrants	$0.07
Term of Warrants (years)	5.00
Computed Volatility	145%
Annual Dividends	0.00%
Discount Rate	0.75%

Schedule of Derivative Instruments [Table Text Block]	150,000 warrants were issued to Tangiers Investors, LP on May 16, 2012 as part of a loan agreement for $50,000. The fair value of the warrants was $9,411. The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.07
Exercise Price of Warrants	$0.07
Term of Warrants (years)	5.00
Computed Volatility	145%
Annual Dividends	0.00%
Discount Rate	0.75%

Tangiers Investors LP May 30, 2012 [Member] | Tangiers Investors, LP [Member]
WARRANTS (Tables) [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]	150,000 warrants were issued to Tangiers Investors, LP on May 30, 2012 as part of a loan agreement for $25,000. The fair value of the warrants was $9,421. The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.07
Exercise Price of Warrants	$0.06
Term of Warrants (years)	5.00
Computed Volatility	142%
Annual Dividends	0.00%
Discount Rate	0.69%

Schedule of Derivative Instruments [Table Text Block]	150,000 warrants were issued to Tangiers Investors, LP on May 30, 2012 as part of a loan agreement for $25,000. The fair value of the warrants was $9,421. The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.07
Exercise Price of Warrants	$0.06
Term of Warrants (years)	5.00
Computed Volatility	142%
Annual Dividends	0.00%
Discount Rate	0.69%

Tangiers Investors LP June 19, 2012 [Member] | Tangiers Investors, LP [Member]
WARRANTS (Tables) [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]	750,000 warrants exercisable at $0.07 were issued to Tangiers Investors, LP on June 19, 2012 as part of a loan agreement for $100,000. The fair value of the warrants was $49,978. The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.075
Exercise Price of Warrants	$0.07
Term of Warrants (years)	5.00
Computed Volatility	140%
Annual Dividends	0.00%
Discount Rate	0.71%

Schedule of Derivative Instruments [Table Text Block]	750,000 warrants exercisable at $0.07 were issued to Tangiers Investors, LP on June 19, 2012 as part of a loan agreement for $100,000. The fair value of the warrants was $49,978. The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.075
Exercise Price of Warrants	$0.07
Term of Warrants (years)	5.00
Computed Volatility	140%
Annual Dividends	0.00%
Discount Rate	0.71%

Tangiers Investors LP June 19, 2012 #2 [Member] | Tangiers Investors, LP [Member]
WARRANTS (Tables) [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]	750,000 warrants exercisable at $0.14 were issued to Tangiers Investors, LP on June 19, 2012 as part of a loan agreement for $100,000. The fair value of the warrants was $47,431. The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.075
Exercise Price of Warrants	$0.14
Term of Warrants (years)	5.00
Computed Volatility	140%
Annual Dividends	0.00%
Discount Rate	0.71%

Schedule of Derivative Instruments [Table Text Block]	750,000 warrants exercisable at $0.14 were issued to Tangiers Investors, LP on June 19, 2012 as part of a loan agreement for $100,000. The fair value of the warrants was $47,431. The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.075
Exercise Price of Warrants	$0.14
Term of Warrants (years)	5.00
Computed Volatility	140%
Annual Dividends	0.00%
Discount Rate	0.71%

Warrants Before Modification [Member] | Ruby Developement Company [Member]
WARRANTS (Tables) [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]	Warrants before modification:

Stock Price on Measurement Date	$0.044
Exercise Price of Warrants	$0.02 – 0.09
Term of Warrants (years)	2.12 – 3.3
Computed Volatility	144%
Annual Dividends	0.00%
Discount Rate	0.58%

Schedule of Derivative Instruments [Table Text Block]	Warrants before modification:

Stock Price on Measurement Date	$0.044
Exercise Price of Warrants	$0.02	–	0.09
Term of Warrants (years)	2.12	–	3.3
Computed Volatility	144%
Annual Dividends	0.00%
Discount Rate	0.58%

Warrants After Modification [Member] | Ruby Developement Company [Member]
WARRANTS (Tables) [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]	Warrants after modification:

Stock Price on Measurement Date	$0.044
Exercise Price of Warrants	$0.02 – 0.09
Term of Warrants (years)	5.12
Computed Volatility	144%
Annual Dividends	0.00%
Discount Rate	0.58%

Schedule of Derivative Instruments [Table Text Block]	Warrants after modification:

Stock Price on Measurement Date	$0.044
Exercise Price of Warrants	$0.02	–	0.09
Term of Warrants (years)	5.12
Computed Volatility	144%
Annual Dividends	0.00%
Discount Rate	0.58%